Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Share-based compensation expense	$ 1,182	$ 178	$ 744
Employee Stock Option Plans
Class of Stock [Line Items]
Share-based compensation expense	1,034	178	743
Non-Employee Stock Option Agreements
Class of Stock [Line Items]
Share-based compensation expense			1
SEALSQ Corp. Option Agreements
Class of Stock [Line Items]
Share-based compensation expense	148
Research & Development Expenses
Class of Stock [Line Items]
Share-based compensation expense			177
Selling & Marketing Expenses
Class of Stock [Line Items]
Share-based compensation expense		67	280
General & Administrative Expenses
Class of Stock [Line Items]
Share-based compensation expense	$ 1,182	$ 111	$ 287
Common Stock Class B
Class of Stock [Line Items]
Shares under options	148,039	140,617
Weighted-average exercise price	$ 3.11	$ 3.00
Weighted average remaining contractual term	5 years 3 months	5 years 2 months 23 days	6 years 1 month 6 days
Aggregate intrinsic value	$ 111,306	$ 887,345
Shares under options, Of which vested	147,771	138,877
Weighted-average exercise price, Of which vested	$ 3.11	$ 3.00
Weighted average remaining contractual term, Of which vested	5 years 2 months 26 days	5 years 2 months 23 days	6 years 1 month 9 days
Aggregate intrinsic value, Of which vested	$ 111,104	$ 878,378
Non-vested options	268	1,740
Granted	152,090	18,418
Weighted-average exercise price, Granted	$ 1.35	$ 2.85
Exercised or converted	(23,570)	(10,086)
Weighted-average exercise price, Exercised or converted	$ 0.11	$ 2.50
Aggregate intrinsic value, Exercised or converted	$ 496,406	$ 7,867
Forfeited or cancelled		(680)
Weighted-average exercise price, Forfeited or cancelled		$ 2.50
Expired	(300)	(230)
Shares under options	276,259	148,039	140,617
Weighted-average exercise price	$ 2.40	$ 3.11	$ 3.00
Aggregate intrinsic value	$ 5,235,260	$ 111,306	$ 887,345
Shares under options, Of which vested	276,123	147,771	138,877
Weighted-average exercise price, Of which vested	$ 2.40	$ 3.11	$ 3.00
Aggregate intrinsic value, Of which vested	$ 5,226,771	$ 111,104	$ 878,378
Non-vested options	136	268	1,740
Common Stock Class A
Class of Stock [Line Items]
Shares under options	392,720	392,720
Weighted-average exercise price	$ 0.25	$ 0.25
Weighted average remaining contractual term	3 years 10 months 24 days	4 years 10 months 24 days	5 years 10 months 24 days
Aggregate intrinsic value	$ 23,339	$ 248,950
Shares under options, Of which vested	392,720	392,720
Weighted-average exercise price, Of which vested	$ 0.25	$ 0.25
Weighted average remaining contractual term, Of which vested	3 years 10 months 24 days	4 years 10 months 24 days	5 years 10 months 24 days
Aggregate intrinsic value, Of which vested	$ 23,339	$ 248,950
Shares under options	392,720	392,720	392,720
Weighted-average exercise price	$ 0.25	$ 0.25	$ 0.25
Aggregate intrinsic value	$ 723,175	$ 23,339	$ 248,950
Shares under options, Of which vested	392,720	392,720	392,720
Weighted-average exercise price, Of which vested	$ 0.25	$ 0.25	$ 0.25
Aggregate intrinsic value, Of which vested	$ 723,175	$ 23,339	$ 248,950